HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.3%
Asset-Backed Securities — 5.1%
Collateralized Loan Obligations
Cathedral Lake CLO Ltd. (Cayman Islands),
Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.522%(c)	10/20/28	5,000	$ 4,943,862
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.505%(c)	10/15/29	5,000	4,955,861
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
1.165%(c)	04/15/27	1,004	1,002,058
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.553%(c)	07/17/29	4,926	4,845,224
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.440%)
1.765%(c)	04/15/29	4,175	4,172,007
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.348%(c)	07/30/27	494	492,000
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	01/15/29	3,500	3,484,303
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	07/20/29	1,983	1,974,690

Total Asset-Backed Securities (cost $25,615,805)			25,870,005
Bank Loans — 5.3%
Chemicals — 0.8%
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	10/01/25	594	573,029
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.256%(c)	06/26/25	1,557	1,518,202
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.756%(c)	06/26/26	1,931	1,796,063
			3,887,294
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	600	589,286
Computers — 1.0%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	100	101,246
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers (cont’d.)
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	2,798	$ 2,807,337
Term B USD Loan, 1 Month LIBOR + 3.750%
3.896%(c)	09/30/24	2,147	2,127,692
			5,036,275
Electric — 0.5%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.400%(c)	01/15/24	733	712,308
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,975	1,878,719
			2,591,027
Electronics — 0.1%
Tiger Merger Sub Co.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%
3.645%(c)	06/30/25	575	575,479
Engineering & Construction — 0.2%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	716	823,960
13.000%(c)	10/06/23^	59	67,290
			891,250
Entertainment — 0.6%
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.000%(c)	12/10/24	2,045	2,046,079
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	418	392,919
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	500	530,625
			2,969,623
Oil & Gas — 0.6%
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)
9.000%(c)	06/24/24	3,600	2,520,000
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
6.000%(c)	03/27/24	764	722,652
			3,242,652
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	09/24/24	520	434,091
2018 Incremental Term Loan, 3 - 6 Month LIBOR + 3.000%
3.750%(c)	02/24/25	173	146,049
A1

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
Milano Acquisition Corp.,
Term Loan
—%(p)	08/17/27	800	$ 790,000
			1,370,140
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26	467	450,949
Software — 0.7%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/02/25	611	592,250
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,008,964
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	506,875
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.400%(c)	03/03/28	850	826,625
Term Loan B-3, 1 Month LIBOR + 3.750%
3.900%(c)	06/30/26	447	434,348
			3,369,062
Telecommunications — 0.3%
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
5.000%(c)	10/10/24	149	135,030
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	06/10/27	1,371	1,342,989
			1,478,019

Total Bank Loans (cost $27,478,430)			26,451,056
Convertible Bond — 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	–(rr)	416	49,873
(cost $8,312)
Corporate Bonds — 84.1%
Advertising — 0.7%
Clear Channel International BV,
Sr. Sec’d. Notes, 144A
6.625%	08/01/25	200	204,837
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28	575	481,319
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,113,059
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	1,900	$ 1,914,665
			3,713,880
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,900	2,144,957
5.805%	05/01/50	2,450	2,955,282
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	05/01/25	400	441,943
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	800	810,183
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	975	1,076,787
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	200	200,996
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	332	333,235
6.500%	07/15/24(a)	325	324,140
6.500%	05/15/25	175	174,446
			8,461,969
Agriculture — 0.5%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	350	356,579
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,925	1,925,821
			2,282,400
Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25(a)	575	605,115
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	150	150,344
6.375%	05/15/25	425	449,036
			1,204,495
Auto Manufacturers — 2.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	175	180,247
5.875%	06/01/29	225	243,282
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,250	1,132,228
5.291%	12/08/46(a)	3,575	3,332,846

A2

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
9.000%	04/22/25	725	$ 830,620
9.625%	04/22/30(a)	440	568,348
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24	625	650,218
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	2,575	2,642,239
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	300	336,985
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	525	544,432
			10,461,445
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	2,071,688
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25	200	221,495
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	2,373	2,299,084
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	875	611,834
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	475	487,179
6.500%	06/01/26(a)	1,775	1,851,371
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	179,474
5.625%	06/15/28	150	154,936
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	1,100	825,984
			8,703,045
Banks — 0.2%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28(a)	975	1,115,066
Building Materials — 2.3%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	750	759,961
8.000%	04/15/26(a)	1,100	1,155,073
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25	225	237,714
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,100	1,149,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	350	$ 352,176
Sr. Sec’d. Notes, 144A
6.250%	05/15/25	450	479,703
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	375	400,330
5.750%	09/15/26	75	78,062
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	675	733,995
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	600	591,945
4.375%	07/15/30	675	692,320
4.750%	01/15/28(a)	825	856,991
5.000%	02/15/27	790	822,092
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	720	749,363
6.500%	03/15/27	300	319,500
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	2,000	2,067,143
Gtd. Notes, 144A
5.125%	03/01/29	300	300,687
			11,746,864
Chemicals — 4.0%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	2,182,953
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	875	881,034
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	455,130
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	1,190	1,181,546
6.625%	05/15/23(a)	490	496,401
7.000%	05/15/25(a)	1,355	1,377,441
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,041,434
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,400	1,409,818
Minerals Technologies, Inc.,
Gtd. Notes, 144A
5.000%	07/01/28	340	349,616
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,365	1,448,976

A3

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	1,486	$ 1,396,943
Olin Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	06/01/25	530	617,324
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,180	1,133,557
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,510	1,267,402
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	1,700	1,676,829
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	820	821,285
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	550	573,401
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,155	998,398
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	529,885
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	300	309,387
			20,148,760
Commercial Services — 3.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26(a)	510	542,228
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,325	1,441,002
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	375	384,388
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25(a)	655	682,239
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	250	253,190
4.500%	07/01/28	220	230,265
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25(a)	2,260	2,401,764
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28(a)	550	566,201
5.875%	10/01/30	165	171,524
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	62	67,954
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25(a)	425	$ 428,741
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	255	255,339
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	575	583,419
4.000%	07/15/30(a)	500	514,300
4.875%	01/15/28(a)	4,000	4,203,513
5.250%	01/15/30(a)	1,000	1,092,075
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)	2,165	2,354,473
			16,172,615
Computers — 1.4%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	2,820	2,979,502
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25(a)	1,417	1,387,718
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28(a)	425	425,109
5.250%	10/01/30	275	274,914
8.125%	04/15/25(a)	275	304,042
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	313,911
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	1,354	1,381,392
			7,066,588
Distribution/Wholesale — 0.4%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24(a)	1,375	1,382,976
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	475	495,035
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	50	51,477
			1,929,488
Diversified Financial Services — 2.9%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24(a)	800	749,251
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	430	444,755

A4

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	725	$ 749,374
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	1,050	1,071,137
9.125%	07/15/26	4,650	4,995,550
OneMain Finance Corp.,
Gtd. Notes
6.625%	01/15/28	1,125	1,247,603
6.875%	03/15/25(a)	1,100	1,221,441
7.125%	03/15/26	2,725	3,042,888
PennyMac Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/15/25	650	657,840
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31(a)	550	545,209
			14,725,048
Electric — 3.0%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	900	900,469
5.000%	02/01/31(a)	1,375	1,401,183
5.125%	03/15/28(a)	4,400	4,551,805
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	171	162,857
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	580	518,614
Mirant Corp.,
Sr. Unsec’d. Notes, 144A
0.000%(cc)	07/15/49^	250	250
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	700	740,376
Gtd. Notes, 144A
5.250%	06/15/29(a)	500	545,680
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	906,308
5.250%	07/01/30(a)	2,705	2,615,995
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	815	856,089
5.500%	09/01/26	1,350	1,410,677
5.625%	02/15/27	633	668,030
			15,278,333
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	500	544,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
7.250%	06/15/28	585	$ 640,738
			1,185,050
Electronics — 0.2%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26(a)	450	459,001
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	248,685
			707,686
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	450	473,737
Engineering & Construction — 0.6%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	775	836,455
5.875%	10/15/24	325	352,930
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	581,002
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,275	1,321,598
			3,091,985
Entertainment — 4.3%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	3,371	909,535
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	397	285,840
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)	505	526,665
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	785	831,658
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	2,875	2,778,153
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	500	474,506
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	75	71,853
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	2,025	1,998,670
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	400	405,162

A5

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
6.250%	01/15/27(a)	450	$ 482,364
6.500%	02/15/25(a)	975	1,038,902
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24(a)	1,325	1,292,015
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26	200	190,494
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	900	778,882
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,525	1,582,121
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28	500	501,531
7.250%	11/15/29	175	177,593
8.250%	03/15/26(a)	2,847	2,974,961
8.625%	07/01/25	1,075	1,121,844
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	550	517,306
5.500%	04/15/27(a)	475	450,644
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	1,375	1,370,976
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	470	455,606
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	225	238,142
			21,455,423
Foods — 1.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	900	873,111
4.875%	02/15/30	500	522,849
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	485	504,702
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,325	1,366,569
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	455	505,182
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	2,100	2,288,928
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	275	280,586
5.875%	09/30/27(a)	2,150	2,234,070
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24(a)	1,100	$ 1,108,089
			9,684,086
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,475	1,583,276
5.625%	05/20/24	250	264,994
5.750%	05/20/27(a)	1,475	1,630,458
5.875%	08/20/26	975	1,072,370
			4,551,098
Healthcare-Services — 3.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24	150	153,854
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	800	818,471
Encompass Health Corp.,
Gtd. Notes
4.625%	04/01/31	175	175,000
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26(a)	375	373,445
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	250	253,021
6.250%	01/15/27(a)	475	492,973
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	3,425	3,648,971
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	575	573,205
10.000%	04/15/27(a)	625	665,228
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,925	1,875,637
Sec’d. Notes
5.125%	05/01/25	200	201,809
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,375	1,418,267
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	225	227,862
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,650	1,737,309
6.875%	11/15/31	2,025	1,987,488
7.000%	08/01/25(a)	1,840	1,893,474
			16,496,014

A6

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 4.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,500	$ 1,534,814
9.875%	04/01/27	1,125	1,240,486
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,550	1,570,552
6.750%	03/15/25	850	877,280
7.250%	10/15/29	1,275	1,370,988
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	800	748,497
6.250%	09/15/27(a)	625	630,786
6.375%	05/15/25	2,050	2,066,892
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	1,075	1,148,492
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	500	503,893
8.000%	04/15/24	750	794,742
KB Home,
Gtd. Notes
4.800%	11/15/29(a)	350	385,624
6.875%	06/15/27(a)	750	889,060
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	625	641,110
5.625%	08/01/25	425	439,862
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,000	1,010,579
5.250%	12/15/27(a)	475	489,210
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	675	746,979
6.000%	06/01/25	1,125	1,260,441
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	600	594,641
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	425	425,189
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27(a)	675	745,994
6.625%	07/15/27	1,875	2,017,708
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	350	374,452
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	293,295
5.875%	04/15/23	1,150	1,213,359
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
TRI Pointe Group, Inc.,
Gtd. Notes
5.700%	06/15/28	240	$ 262,187
			24,277,112
Household Products/Wares — 0.2%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	800	831,494
Internet — 0.1%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	275	274,896
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	200	203,245
			478,141
Iron/Steel — 0.1%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29(a)	500	505,385
Leisure Time — 0.6%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	755	791,807
12.250%	05/15/24	300	336,366
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24(a)	900	630,601
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23	135	143,021
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	230	256,505
Sr. Unsec’d. Notes
2.650%	11/28/20(a)	575	572,445
5.250%	11/15/22	150	133,744
			2,864,489
Lodging — 2.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26(a)	1,000	1,039,723
Gtd. Notes, 144A
8.625%	06/01/25	275	301,422
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	1,625	1,666,676
Gtd. Notes, 144A
5.375%	05/01/25	225	233,705
5.750%	05/01/28	250	263,442
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	225	250,580
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)	450	469,596

A7

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
6.000%	03/15/23	1,300	$ 1,349,834
6.750%	05/01/25	1,250	1,310,530
7.750%	03/15/22	500	527,156
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	875	809,336
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30(a)	425	405,423
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	925	887,766
5.500%	01/15/26	600	590,607
5.625%	08/26/28	200	194,225
			10,300,021
Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	606,351
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	2,050	2,074,949
			2,681,300
Media — 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	3,150	3,255,396
4.500%	08/15/30	250	262,474
4.500%	05/01/32	1,585	1,653,780
4.750%	03/01/30	2,375	2,514,295
5.000%	02/01/28	755	793,293
5.375%	06/01/29	200	216,691
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	5,735	5,561,272
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30(a)	575	585,067
Sr. Unsec’d. Notes, 144A
3.375%	02/15/31	790	765,566
4.625%	12/01/30	2,875	2,885,584
7.500%	04/01/28	275	303,455
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	5,640	2,932,870
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,245	880,991
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	285	289,991
7.750%	07/01/26(a)	2,350	2,584,573
Gtd. Notes, 144A
7.375%	07/01/28	565	580,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27(a)	875	$ 765,500
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,381,008
7.000%	05/15/27(a)	335	363,154
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	1,475	1,456,258
Sr. Sec’d. Notes
6.375%	05/01/26(a)	325	338,721
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	310,198
Nexstar Broadcasting, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28	400	408,000
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	325	326,755
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	750	770,052
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	310	300,710
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(a)	685	635,496
5.875%	03/15/26	275	271,160
TEGNA, Inc.,
Gtd. Notes, 144A
4.750%	03/15/26	275	281,264
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,760	1,660,538
6.625%	06/01/27	975	956,430
			36,291,432
Mining — 2.9%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,425	1,462,606
6.625%	03/01/25(a)	636	651,218
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24	1,046	1,119,306
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	720	689,667
6.875%	03/01/26	200	192,849
7.250%	05/15/22	850	851,219
7.250%	04/01/23	135	134,728
7.500%	04/01/25(a)	1,575	1,558,549

A8

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28(a)	825	$ 853,491
4.625%	08/01/30(a)	825	867,449
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	475	514,294
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
6.125%	04/01/29	400	395,867
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28	550	531,437
7.000%	04/15/25	1,270	1,331,724
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	1,265	1,305,758
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	400	426,031
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,660	1,702,028
			14,588,221
Miscellaneous Manufacturing — 2.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	451,475
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30(a)	570	588,843
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	375	276,664
7.500%	12/01/24	2,600	1,996,695
7.500%	03/15/25	950	712,278
7.875%	04/15/27(a)	3,975	2,993,686
8.750%	12/01/21	2,325	2,355,963
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	644	614,938
			9,990,542
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	305	304,511
Oil & Gas — 6.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	3,432
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	2,770	1,727,849
5.125%	12/01/22	775	641,111
5.375%	11/01/21	750	721,098
5.625%	06/01/23	1,450	1,065,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26(a)	1,825	$ 1,398,317
10.000%	04/01/22	2,050	2,037,134
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	2,050	1,952,595
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,488,736
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,700	1,734,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	350	330,327
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(d)	1,025	85,164
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,300	1,309,200
6.625%	07/15/25	230	236,238
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,025	934,449
8.750%	02/01/30	175	206,679
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (original cost $1,934,000; purchased 01/18/18 - 02/25/19)(f)
5.625%	02/01/26(d)	2,000	510,344
Gtd. Notes, 144A (original cost $950,000; purchased 07/18/17)(f)
7.375%	05/15/24(d)	950	242,874
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	67,877
5.750%	10/01/25	975	887,676
6.250%	11/01/28(a)	900	824,294
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	575	539,150
7.125%	02/01/27(a)	977	876,907
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	200	99,884
7.500%	01/15/28	750	362,756
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	3,150	1,062,637
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)	344	320,240
2.700%	02/15/23(a)	1,425	1,304,524
2.900%	08/15/24(a)	1,025	869,862
3.125%	02/15/22	25	23,673
6.625%	09/01/30(a)	475	437,895

A9

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	990	$ 1,019,667
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	401,699
Gtd. Notes, 144A
7.125%	01/15/26	1,225	792,538
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	775	698,969
5.000%	03/15/23	210	199,526
Gtd. Notes, 144A
9.250%	02/01/26(a)	1,025	1,052,858
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22(d)^	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	850	851,276
5.875%	03/15/28	100	102,732
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,875	523,852
7.500%	01/15/26	1,175	258,180
8.000%	02/01/27	825	230,921
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	800	836,594
5.250%	10/15/27(a)	1,000	1,016,179
5.750%	06/01/26	275	284,199
8.250%	08/01/23	325	366,434
			32,938,215
Packaging & Containers — 0.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	950	944,191
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	375	379,420
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	825	839,953
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	220	228,938
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	219,327
6.625%	05/13/27(a)	725	785,457
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	874	889,746
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	337	$ 341,812
			4,628,844
Pharmaceuticals — 1.8%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	320	331,370
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,350	1,311,968
5.250%	01/30/30(a)	275	270,328
6.125%	04/15/25(a)	2,615	2,676,519
6.250%	02/15/29(a)	1,250	1,286,676
7.000%	01/15/28(a)	775	821,845
7.250%	05/30/29(a)	1,510	1,628,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28(a)	631	466,213
Sec’d. Notes, 144A
9.500%	07/31/27(a)	413	431,622
			9,224,541
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	320,556
Gtd. Notes, 144A
5.750%	01/15/28(a)	1,825	1,501,994
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	2,450	2,516,907
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27(a)	395	402,862
Gtd. Notes, 144A
6.450%	11/03/36	200	190,408
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	775	611,483
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	50,317
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	275	283,610
6.500%	07/01/27	385	407,807
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	950	968,560
7.000%	08/01/27	260	265,969
Gtd. Notes, 144A
6.875%	01/15/29	300	303,039
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	75	76,290

A10

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37(a)	675	$ 858,833
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25(a)	255	257,011
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40(a)	2,269	2,359,499
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	822,531
5.500%	01/15/28(a)	2,025	1,832,220
7.500%	10/01/25	100	100,911
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	300	292,668
5.375%	02/01/27	275	275,585
5.875%	04/15/26(a)	375	384,831
Gtd. Notes, 144A
4.875%	02/01/31(a)	450	436,276
5.500%	03/01/30	125	124,309
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	575	542,180
4.100%	02/01/25	650	618,586
5.050%	02/01/30(a)	850	828,369
			17,633,611
Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,675	1,672,231
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25(a)	1,825	1,842,894
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	320	318,880
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,825	1,758,514
			5,592,519
Real Estate Investment Trusts (REITs) — 2.1%
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	1,675	1,862,336
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25(a)	1,325	1,337,264
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	230	254,970
5.750%	06/01/28	275	313,503
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	1,175	$ 1,197,766
Gtd. Notes, 144A
4.625%	06/15/25	185	188,738
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	1,075	1,122,511
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28(a)	350	351,114
7.500%	06/01/25(a)	1,810	1,929,448
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	125	115,238
5.000%	04/15/23	75	73,434
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	433,175
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,475	1,507,224
			10,686,721
Retail — 3.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	725	730,488
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	275	279,904
Sr. Unsec’d. Notes
3.875%	05/15/23	850	829,961
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	100	91,740
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22(d)	2,000	183,347
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25(a)	1,075	1,131,977
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes (original cost $739,750; purchased 06/02/16 - 01/28/19)(f)
6.750%	06/15/23	850	766,406
Sr. Unsec’d. Notes (original cost $590,875; purchased 02/11/14 - 08/28/19)(f)
6.500%	05/01/21	625	570,127
Sr. Unsec’d. Notes (original cost $940,625; purchased 01/06/15 - 04/10/19)(f)
6.750%	01/15/22	975	850,125

A11

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $1,657,688; purchased 10/05/17 - 04/08/20)(f)
8.625%	10/31/20	2,100	$ 442,693
Sr. Unsec’d. Notes (original cost $2,414,760; purchased 01/30/17 - 04/08/20)(f)
8.625%	10/31/20	2,875	575,000
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)	550	433,692
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,450	1,209,381
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	950	958,743
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	2,037	2,086,354
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(a)	1,116	1,114,495
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,632,603
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24(a)	1,600	1,616,651
5.750%	03/01/25	175	178,101
5.875%	03/01/27	150	154,180
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26(a)	1,075	1,156,979
			17,992,947
Semiconductors — 0.1%
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	330	342,255
Software — 0.6%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	700	707,900
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	325	347,103
BY Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,555	1,581,079
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	169	181,619
			2,817,701
Telecommunications — 6.9%
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27(a)	775	802,464
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	165	$ 186,552
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	2,098	2,125,947
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	610	626,775
8.250%	03/01/27(a)	435	452,266
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28	350	357,357
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24	1,617	1,238,427
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	614	215,229
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	363	279,381
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	1,400	1,278,459
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	1,050	1,054,763
8.750%	05/25/24	1,058	1,064,166
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,710	2,972,989
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	6,175	7,306,531
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,945	1,219,499
Gtd. Notes, 144A
9.750%	07/15/25(d)	3,955	2,585,034
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23(d)	1,690	71,488
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	4,009	3,488,027
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	110,540
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	730	710,835
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	535,540
8.750%	03/15/32	1,266	1,853,530

A12

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,385	$ 1,627,131
7.625%	03/01/26	500	604,199
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	120	125,305
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	675	663,343
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	115	113,221
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	1,125	1,160,662
			34,829,660
Transportation — 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	170	181,749
6.750%	08/15/24	2,650	2,804,999
			2,986,748

Total Corporate Bonds (cost $438,557,694)			423,441,485
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.178%(cc)	10/25/35	5	3,754
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.702%(cc)	10/25/35	2	2,051
Series 2006-HY13, Class 4A1
3.839%(cc)	02/25/37	3	2,614
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.366%(c)	07/20/46	3	2,624
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	10/25/46	20	13,415
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.810%(c)	09/25/45	1	544
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.513%(cc)	03/20/36	5	4,437
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.355%(cc)	09/25/37	11	10,786
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.336%(c)	07/19/46	5	3,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	09/25/46	5	$ 4,193
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	13	9,330
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.358%(c)	04/25/46	3	2,583
RALI Trust,
Series 2006-QA02, Class 3A1
5.546%(cc)	02/25/36	14	11,105
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	2,590
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.627%(cc)	02/25/37	3	2,426
Series 2007-HY01, Class 4A1
3.552%(cc)	02/25/37	3	3,185

Total Residential Mortgage-Backed Securities (cost $73,194)			78,720

	Shares
Common Stocks — 0.7%
Chemicals — 0.0%
Hexion Holdings Corp. (Class B Stock)*	23,260	238,415
Electric Utilities — 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	2,189,660
Keycon Power Holdings LLC*^	2,150	382,700
		2,572,360
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	16,000	75,360
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	44,042	830,632
Oil, Gas & Consumable Fuels — 0.0%
Frontera Energy Corp. (Colombia)	7,600	12,236

Total Common Stocks (cost $2,142,242)		3,729,003
Preferred Stocks — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(a)	11,850	333,696
Construction Materials — 0.0%
New Millennium Homes LLC^	408	4,085

A13

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Media — 0.0%
Adelphia Communications Corp.^	700	$ 1

Total Preferred Stocks (cost $296,917)		337,782

	Units
Warrants* — 0.0%
Media
Mood Media Corp., expiring 07/31/25^	341,746	34
Mood Media Corp., expiring 07/31/25^	341,746	34
Mood Media Corp., expiring 07/31/25^	341,746	34

Total Warrants (cost $1)		102

Total Long-Term Investments (cost $494,172,595)		479,958,026

	Shares
Short-Term Investments — 32.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,723,059	18,723,059
PGIM Institutional Money Market Fund (cost $142,514,344; includes $142,480,588 of cash collateral for securities on loan)(b)(w)	142,583,156	142,554,639

Total Short-Term Investments (cost $161,237,403)		161,277,698

TOTAL INVESTMENTS—127.3% (cost $655,409,998)		641,235,724

Liabilities in excess of other assets(z) — (27.3)%		(137,545,180)

Net Assets — 100.0%		$ 503,690,544

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,569,297 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,073,508; cash collateral of $142,480,588 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,227,698. The aggregate value of $3,957,569 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
116	2 Year U.S. Treasury Notes	Dec. 2020	$25,631,469	$ 9,969
30	5 Year U.S. Treasury Notes	Dec. 2020	3,780,937	3,609
47	10 Year U.S. Treasury Notes	Dec. 2020	6,557,969	8,202
A14

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
37	20 Year U.S. Treasury Bonds	Dec. 2020	$ 6,522,406	$(30,784)
				(9,004)
Short Position:
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	1,996,313	17,779
				$ 8,775
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	15,910	$(655,943)	$(688,215)	$(32,272)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A15